COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantees
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees were as follows:

at December 31		2024		2023
	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	Renewable to 2053	93	—	97	—
Bruce Power	Renewable to 2065	88	—	88	—
Other jointly-owned entities	to 2032	59	1	24	1
		240	1	209	1
1TC Energy's share of the potential estimated current or contingent exposure.